Subsequent Events (Details) $ / shares in Units, ¥ in Millions		Jan. 07, 2026 USD ($)	Oct. 31, 2025 USD ($)	Oct. 28, 2025 USD ($) $ / shares shares	Oct. 23, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($) $ / shares
Subsequent Events [Line Items]
Loam amount of drawn down						$ 20,624,062		$ 25,788,560
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]					$ 0.0001		$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Available lines of credit			$ 39,100,000
Pledged against asset			2,800,000
Syndicated Loan [Member]
Subsequent Events [Line Items]
Loam amount of drawn down						$ 36,300,000	¥ 260.0
Syndicated Loan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Loam amount of drawn down			36,300,000
Line of Credit [Member]
Subsequent Events [Line Items]
Pledged against asset						2,800,000
Unused lines of Credit [Member]
Subsequent Events [Line Items]
Unused and available, lines of credit						$ 16,500,000
Unused lines of Credit [Member] | Forecast [Member]
Subsequent Events [Line Items]
Unused and available, lines of credit		$ 7,000,000
Maturity date		Jan. 07, 2026
Unused lines of Credit [Member] | Line of Credit [Member] | Forecast [Member]
Subsequent Events [Line Items]
Unused and available, lines of credit			9,100,000
Unused lines of Credit [Member] | Line of Credit [Member] | Huaxia Bank [Member] | Forecast [Member]
Subsequent Events [Line Items]
Unused and available, lines of credit			$ 2,100,000
Maturity date			Jan. 07, 2026
Unused lines of Credit [Member] | Line of Credit [Member] | Ningbo Yuyao Rural Commercial Bank [Member] | Forecast [Member]
Subsequent Events [Line Items]
Maturity date			Dec. 07, 2029
Unused lines of Credit [Member] | Line of Credit [Member] | Ningbo Yuyao Rural Commercial Bank [Member] | Forecast [Member]
Subsequent Events [Line Items]
Unused and available, lines of credit			$ 7,000,000
Maturity date			Jan. 07, 2026
Unused lines of Credit [Member] | Line of Credit [Member] | Syndicated Loan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Maturity date			Jan. 07, 2026
IPO [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares					$ 5
Gross proceeds					$ 9,500,000
IPO [Member] | Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares					1,900,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Over-Allotment Option [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale price (in Dollars per share) | $ / shares				$ 5
Purchase of ordinary shares (in Shares) | shares				285,000
Gross proceeds				$ 1,425,000

[1]	Shares presented on a retroactive basis to reflect the reorganization.